UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Hawker Capital
Address: Kent House, Market Place, London, England. W1W 8AJ

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Tim Sanger
Title: CEO
Phone: 011442072915901

Signature, Place, and Date of Signing:

Tim Sanger, London, January 23, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 8
Form 13F Information Table Value Total: $105,848 (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE

NAME OF ISSUER  CLASS   CUSIP     VALUE    SHARES/ SH/ INV  OTR VOTING AUTH
                                  (X$1000) PRN AMT PRN DSTN MGR SOLE    SH NO

*************** ******* ********* ******** *********** **** *** ******* ** **
FORD MOTOR CO   COM PAR 345370860 5122     356323  SH  SOLE NA  356323  0  0
INTEROIL CORP   COM     460951106 15768    250660  SH  SOLE NA  250660  0  0
SHAW GROUP      COM     820280105 10623    326558  SH  SOLE NA  326558  0  0
CF INDUSTRIES   COM     125269100 8541     83642   SH  SOLE NA  83642   0  0
CHESAPEAKE ENER COM     165167107 9839     318137  SH  SOLE NA  318137  0  0
ENSCO PLC       COM     29358Q109 19667    394948  SH  SOLE NA  394948  0  0
VALERO ENERGY   SPN ADR 91913Y100 5369     193469  SH  SOLE NA  193469  0  0
WEATHERFORD INT REG SHS H27013103 30917    1445134 SH  SOLE NA  1445134 0  0